BORROWINGS (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
BORROWINGS
Schedule of borrowings and thier securities

	As of December 31,
	2021	2022
	RMB	RMB	US$
Long-term bank borrowings, current portion	230,805	289,941	42,037
Other long-term borrowings, current portion	153,353	194,079	28,139
	384,158	484,020	70,176
Long-term bank borrowings, non-current portion	1,891,797	2,694,249	390,629
Other long-term borrowings, non-current portion	323,218	355,607	51,559
Total borrowings	2,599,173	3,533,876	512,364

14.  BORROWINGS (CONTINUED)

December 31, 2022

Long-term borrowings (including current portion)	Secured by
(RMB)
1,879,631	Secured by a subsidiary’s stock.
800,989	Secured by a subsidiary’s land-use right with net book value of RMB24,460 (US$3,546) (Note 10).
247,171	Secured by a subsidiary’s property and equipment and land-use right with net book value of RMB118,050 (US$17,116) and RMB91,435 (US$13,257), respectively (Note 8/Note 10), and a subsidiary’s stock.
156,077	Secured by a subsidiary’s property and equipment with net book value of RMB231,424 (US$33,553) (Note 8), and a subsidiary’s stock.
450,008	Unsecured borrowing.
3,533,876

December 31, 2021

Long-term borrowings (including current portion)	Secured by
(RMB)
1,334,065	Secured by a subsidiary’s stock.
416,967	Secured by a subsidiary’s land-use right with net book value of RMB24,460 (Note 10).
267,171	Secured by a subsidiary’s property and equipment and land-use right with net book value of RMB124,214 and RMB96,201, respectively (Note 8/Note 10), and a subsidiary’s stock.
212,302	Secured by a subsidiary’s property and equipment with net book value of RMB262,740 (Note 8), and a subsidiary’s stock.
40,500	Secured by a subsidiary’s property and equipment and land-use right with net book value of RMB188,553 and RMB15,160, respectively (Note 8/Note 10).
328,168	Unsecured borrowing.
2,599,173

Schedule of repayments of the principal amounts of the Company's long-term borrowings, including bank and other borrowings

	RMB	US$
For the years ending December 31,
2023	513,977	74,520
2024	521,078	75,549
2025	491,867	71,314
2026	378,925	54,939
2027	335,999	48,715
2028 and thereafter	1,338,336	194,040